Document and Entity Information	Apr. 06, 2022
Document And Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0001844817
Document Type	8-K/A
Document Period End Date	Apr. 06, 2022
Entity Registrant Name	Armada Acquisition Corp. I
Entity Incorporation State Country Code	DE
Entity File Number	001-40742
Entity Tax Identification Number	85-3810850
Entity Address, Address Line One	2005 Market Street
Entity Address, Address Line Two	Suite 3120
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19103
City Area Code	(215)
Local Phone Number	543-6886
Written Communications	true
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Amendment No. 1 (this “Amendment”) to the Current Report on Form 8-K originally filed by Armada Acquisition Corp. I, a Delaware corporation (“Armada”) on April 6, 2022 (the “Original Report”), is being filed solely for the purpose of amending the transcript of the Shareholder Video furnished as Exhibit 99.2 to the Original Report under Item 7.01. This Amendment does not amend, update or change any other disclosures in the Original Report. In addition, the information contained in this Amendment does not reflect events occurring after the Original Report and does not modify or update the disclosures therein.
Units Each Consisting Of One Share Of Common Stock And Onehalf Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	Units, each consisting of one share of common stock, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	AACI.U
Security Exchange Name	NASDAQ
Common Stock Par Value 0.0001 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	AACI
Security Exchange Name	NASDAQ
Warrants Each Exercisable For One Share Of Common Stock For 11.50 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each exercisable for one share of common stock for $11.50 per share
Trading Symbol	AACI W
Security Exchange Name	NASDAQ